SCHEDULE OF PROMISSORY NOTES PAYABLE RELATED PARTIES (Details)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Loans payable					$ 419,229
Mr Wan [Member]
Related Party Transaction [Line Items]
Promissory notes payable	$ 1,275,445	1,259,380
Loans payable	393,314	385,850
Total promissory notes payable and loans payable		541,730	¥ 3,931,167	$ 428,790
New Lite [Member]
Related Party Transaction [Line Items]
Promissory notes payable	29,571	29,571
Related Party [Member]
Related Party Transaction [Line Items]
Total promissory notes payable and loans payable	$ 1,698,330	$ 1,674,801